SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2014
SHORT-TERM LOAN
SHORT-TERM LOAN

9. SHORT-TERM LOAN

On April 6, 2012, the Group entered into a short-term loan agreement with a PRC bank with a term of twelve-month and 7.216% annual interest rate. The credit limit of this loan is $2,247,154 (equivalent to RMB14 million) and an amount of $2,247,154 (equivalent to RMB14 million) was drawn as of December 31, 2012. The Group pledged a bank deposit of $2,500,000 for this loan.

On April 1, 2013, the Group repaid the full amounts of principal and interests for this loan. Interest expenses accrued and paid for this loan was $119,638 and $44,277 for the years ended December 31, 2012 and 2013, respectively.

On March 1, 2013, the Group entered into a short-term loan agreement with a PRC bank with a term of twelve-month and the annual interest rate was adjusted to 120% of the annual interest rate published by People’s Bank of China in March 2013 and the credit limit of this loan is $3,968,254 (equivalent to RMB25 million). An amount of $1,651,880 (equivalent to RMB10 million) was drawn as of December 31, 2013. Interest expenses accrued for this loan was $92,378 for the year ended December 31, 2013.

On January 10, 2014 and February 11, 2014, the Group repaid the principal of short-term loans with the PRC bank noted above of $825,940 (equivalent to RMB5 million) and $825,940 (equivalent to RMB5 million) and the interest of $104,084(equivalent to RMB720,000), respectively, there was no outstanding short-term loan as of December 31, 2014.